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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22033
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                              MFS SERIES TRUST XIV
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
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                     Date of reporting period: May 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

The MFS Institutional Municipal Money Market Portfolio has not commenced investment operations and therefore a schedule of investments for that series of the Registrant is not included in this Form N-Q.

MFS(R) INSTITUTIONAL MONEY MARKET PORTFOLIO

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT
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
MFS Institutional Money Market Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
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
CERTIFICATES OF DEPOSIT - 8.0%
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MAJOR BANKS - 2.1%
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Barclays Bank PLC NY, 5.29%, due 6/18/07                                                          $  8,425,000       $  8,425,000
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OTHER BANKS & DIVERSIFIED FINANCIALS - 5.9%
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Credit Suisse, NY, 5.3%, due 6/11/07                                                              $  8,500,000       $  8,500,000
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Fortis Bank, NY, 5.29%, due 7/02/07                                                                 14,692,000         14,692,000
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                                                                                                                     $ 23,192,000
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  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                         $ 31,617,000
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COMMERCIAL PAPER - 85.0% (y)
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ASSET BACKED & SECURITIZED - 1.6%
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Yorktown Capital LLC, 5.25%, due 6/15/07 (t)                                                      $  6,251,000       $  6,238,237
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BROKERAGE & ASSET MANAGERS - 3.0%
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Merrill Lynch & Co., Inc., 5.23%, due 6/25/07                                                     $ 12,110,000       $ 12,067,776
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BUSINESS SERVICES - 2.3%
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Siemens AG, 5.24%, due 7/11/07                                                                    $  8,000,000       $  7,953,422
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Siemens AG, 5.245%, due 7/17/07                                                                      1,060,000          1,052,896
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                                                                                                                     $  9,006,318
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FINANCIAL INSTITUTIONS - 52.2%
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Alpine Securitization Corp., 5.31%, due 6/01/07 (t)                                               $  1,086,000       $  1,086,000
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Alpine Securitization Corp., 5.25%, due 6/08/07 (t)                                                 14,770,000         14,754,922
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Barton Capital LLC, 5.26%, due 6/07/07 (t)                                                          14,000,000         13,987,727
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Bryant Park Funding LLC, 5.26%, due 6/12/07 (t)                                                     16,035,000         16,009,228
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CAFCO LLC, 5.25%, due 7/06/07 (t)                                                                   16,002,000         15,920,323
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CRC Funding LLC, 5.25%, due 6/26/07 - 7/11/07 (t)                                                   11,840,000         11,784,583
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Citibank Credit Card Issuance Trust, 5.24%, due 8/14/07 (t)                                         14,720,000         14,561,449
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Fairway Finance Corp., 5.255%, due 6/28/07 (t)                                                      15,910,000         15,847,295
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Jupiter Securitization Co. LLC, 5.26%, due 6/29/07 (t)                                              10,467,000         10,424,178
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Kittyhawk Funding Corp., 5.255%, due 6/18/07 (t)                                                    15,678,000         15,639,095
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Old Line Funding LLC, 5.26%, due 6/07/07 (t)                                                         4,020,000          4,016,476
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Old Line Funding LLC, 5.25%, due 7/16/07 (t)                                                        11,900,000         11,821,906
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Ranger Funding Co. LLC, 5.26%, due 6/07/07 (t)                                                      10,745,000         10,735,580
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Ranger Funding Co. LLC, 5.24%, due 6/19/07 (t)                                                       3,358,000          3,349,202
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Regency Market No. 1, 5.27%, due 6/01/07 (t)                                                        14,766,000         14,766,000
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Sheffield Receivables Corp., 5.29%, due 6/01/07 (t)                                                 17,454,000         17,454,000
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Thunder Bay Funding LLC, 5.25%, due 6/11/07 - 6/18/07 (t)                                           14,665,000         14,636,139
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                                                                                                                     $206,794,103
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MAJOR BANKS - 8.1%
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Abbey National North America LLC, 5.3125%, due 6/01/07                                            $ 15,841,000       $ 15,841,000
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HBOS Treasury Services PLC, 5.23%, due 8/13/07                                                      15,162,000         15,001,203
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Societe Generale North America, 5.24%, due 8/06/07                                                   1,100,000          1,089,433
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                                                                                                                     $ 31,931,636
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OTHER BANKS & DIVERSIFIED FINANCIALS - 17.8%
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Citigroup Funding, Inc., 5.31%, due 6/01/07                                                       $ 15,841,000       $ 15,841,000
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Depfa Bank PLC, 5.23%, due 8/09/07 (t)                                                              15,155,000         15,003,084
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Deutsche Bank Financial LLC, 5.31%, due 6/01/07                                                     15,600,000         15,600,000
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Svenska Handelsbanken, Inc., 5.24%, due 6/25/07                                                      8,450,000          8,420,481
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UBS Financial Delaware LLC, 5.245%, due 6/11/07 - 6/25/07                                           11,969,000         11,944,801
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UBS Financial Delaware LLC, 5.25%, due 7/06/07                                                       3,900,000          3,880,094
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                                                                                                                     $ 70,689,460
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  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                $336,727,530
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REPURCHASE AGREEMENTS - 7.4%
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Merrill Lynch, 5.31%, dated 5/31/07, due 6/01/07, total to be received $29,290,320
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                                           $ 29,286,000       $ 29,286,000
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  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                     $397,630,530
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OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                                (1,643,853)
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  NET ASSETS - 100.0%                                                                                                $395,986,677
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(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $397,630,530.

For more information see notes to financial statements as disclosed in the most recent prospectus.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                     NOTICE

A copy of the Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV
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By (Signature and Title)* MARIA F. DWYER
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                          Maria F. Dwyer, President

Date: July 11, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
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* Print name and title of each signing officer under his or her signature.